Share-Based Payment Arrangements (Movement in share options) (Details)	6 Months Ended
Dec. 31, 2020 shares £ / shares
Company Share Option Plan (“CSOP”)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options at beginning of period (in shares)	20,845
Options granted during the period (in shares)	0
Options exercised during the period (in shares)	0
Options forfeited during the period (in shares)	15,000
Share options at end of period (in shares)	5,845
Weighted average exercise price of share options outstanding in share-based payment arrangement | £ / shares	£ 0.90
Weighted average remaining contractual life (in years)	3 years
Joint Share Ownership Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options at beginning of period (in shares)	167,611
Options granted during the period (in shares)	0
Options exercised during the period (in shares)	133,536
Options forfeited during the period (in shares)	0
Share options at end of period (in shares)	34,075
Weighted average exercise price of share options outstanding in share-based payment arrangement | £ / shares	£ 0
Weighted average remaining contractual life (in years)	16 years
Long term Incentive Plan (LTIP)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options at beginning of period (in shares)	781,022
Options granted during the period (in shares)	0
Options exercised during the period (in shares)	546,486
Options forfeited during the period (in shares)	4,000
Share options at end of period (in shares)	230,536
Weighted average exercise price of share options outstanding in share-based payment arrangement | £ / shares	£ 0
Weighted average remaining contractual life (in years)	5 years
Equity Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options at beginning of period (in shares)	1,104,267
Options granted during the period (in shares)	506,499
Options exercised during the period (in shares)	351,097
Options forfeited during the period (in shares)	9,834
Share options at end of period (in shares)	1,249,835
Weighted average exercise price of share options outstanding in share-based payment arrangement | £ / shares	£ 0
Weighted average remaining contractual life (in years)	3 years
SAYE
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options at beginning of period (in shares)	759,207
Options granted during the period (in shares)	423,272
Options exercised during the period (in shares)	444
Options forfeited during the period (in shares)	14,704
Share options at end of period (in shares)	1,167,331
Weighted average exercise price of share options outstanding in share-based payment arrangement | £ / shares	£ 25.92
Weighted average remaining contractual life (in years)	2 years
Bonus Equity Payments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options at beginning of period (in shares)	117,116
Options granted during the period (in shares)	0
Options exercised during the period (in shares)	0
Options forfeited during the period (in shares)	0
Share options at end of period (in shares)	117,116
Weighted average exercise price of share options outstanding in share-based payment arrangement | £ / shares	£ 0
Weighted average remaining contractual life (in years)	0 years